Accumulated Other Comprehensive Income: Schedule of Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Details
Unrealized Investment Gain (Loss), Balance	$ (323)		$ (225)		$ 222
Accumulated Other Comprehensive Income (Loss), net of tax	(323)		(225)		222
Unrealized Gain (Loss) on Investments	334	[1]	(98)	[2]	(447)	[3]
Change in unrealized holding gains	334	[1]	(98)	[2]	(447)	[3]
Unrealized Investment Gain (Loss), Balance	11		(323)		(225)
Accumulated Other Comprehensive Income (Loss), net of tax	$ 11		$ (323)		$ (225)

[1]	Change in unrealized holding gains, net of tax - $181
[2]	Change in unrealized holding gains (losses), net of tax - ($53)
[3]	Change in unrealized holding gains (losses), net of tax - ($240)